TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Line Items]
Israeli Income tax rate	26.50%	26.50%	25.00%
Tax-exempt period	2 years
Dividend, withholding tax rate	15.00%
Patent use right, period	8 years
Expense deductible period	3 years
Net operating loss carry forwards	$ 39,900
Net operating loss offset limitation, percentage of accumulated losses	14.00%
Net operating loss offset limitation, percentage of taxable income	50.00%
Capital loss carry forwards	$ 27,300
Provision	293	$ 279
Deferred tax assets valuation allowance	$ 15,124	$ 11,408
Israeli resident corporation [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	0.00%	0.00%	0.00%
Israeli resident individual [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	20.00%	20.00%	15.00%
non-Israeli resident [Member]
Taxes on Income [Line Items]
Dividend, withholding tax rate	20.00%	20.00%	15.00%
United States of America [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	$ 4,075
Excess tax deductions from stock options	1,707
France [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	4,000
Spanish [Member]
Taxes on Income [Line Items]
Net operating loss carry forwards	750
Israel [Member]
Taxes on Income [Line Items]
Deferred tax assets valuation allowance	1,331
Wrote-off prepaid and withholding taxes	$ 1,150
Development Zone A [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	9.00%	9.00%	7.00%
Outside Development Zone [Member]
Taxes on Income [Line Items]
Israeli Income tax rate	16.00%	16.00%	12.50%
Commencement of production [Member]
Taxes on Income [Line Items]
Tax benefit period	12 years
Approval date [Member]
Taxes on Income [Line Items]
Tax benefit period	14 years
Minimum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	10.00%
Tax-exempt period	5 years
Minimum [Member] | United States of America [Member]
Taxes on Income [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2024
Maximum [Member]
Taxes on Income [Line Items]
Change in corporate tax rate	25.00%
Tax-exempt period	8 years
Maximum [Member] | United States of America [Member]
Taxes on Income [Line Items]
Expiration of operating loss carry forward	Dec. 31, 2033